Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210

Southborough, MA 01772

VIA EDGAR

May 2, 2007

U.S. Securities and Exchange Commission

450 Fifth Avenue, N.W.

Washington D.C. 20549

RE:          Commonwealth Annuity Life Insurance Company

Registration Statement Filed on Form N-4

Separate Account VA-P (Pioneer Vision) File Nos. 33-85916/811-8848

Separate Account VA-K (Delaware Medallion III) File Nos. 33-44830/811-6293

Separate Account KG (Scudder Gateway Elite) File Nos. 333-9965/811-7767

Separate Account KG (Scudder Gateway Plus) File Nos. 333-81019/811-7767

Commonwealth Annuity Select Separate Account (Select Resource)

File Nos. 33-47216/811-06632

Commonwealth Annuity Select Separate Account (Select Reward)

File Nos. 333-78245/811-06632

Dear Sir/Madam:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 460-2408.

Sincerely,

/s/ Jon-Luc Dupuy

Jon-Luc Dupuy, Esq.